Fair Value of Financial Assets and Liabilities - Additional Information (Detail)		9 Months Ended	12 Months Ended
	Feb. 20, 2019 shares	Sep. 30, 2019 shares	Dec. 31, 2019 $ / shares shares	Sep. 30, 2020 $ / shares shares	Jan. 31, 2017 $ / shares shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants exercisable to ordinary shares					231,989
Exercise price of warrants per share | $ / shares				$ 2.30769	$ 1.38
Convertible Promissory Notes
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Conversion of convertible preferred shares into ordinary shares, Shares	175,210,373	175,210,373	175,210,373
IPO
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants exercisable to ordinary shares			500,000	500,000
Exercise price of warrants per share | $ / shares			$ 1.00	$ 1.00
IPO | Warrant | Measurement Input, Price Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield			61.1
IPO | Warrant | Measurement Input, Risk Free Interest Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield			2.6
IPO | Warrant | Measurement Input, Expected Term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term			8 years 4 months 9 days